Note 14 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal income tax at statutory rate, amount	$ 135	$ 837
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 187	$ 349
State tax, net of federal benefit, percentage	29.00%	8.70%
Stock compensation expense, amount	$ 25	$ 26
Stock compensation expense, percentage	3.90%	0.60%
BOLI income, amount	$ (27)	$ (25)
BOLI income, percentage	(4.20%)	(0.60%)
Other, amount	$ 2	$ 3
Other, percentage	0.30%	0.10%
Total	$ 322	$ 1,190
Total, percentage	50.00%	29.80%